Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Dividends [Abstract]
Summary of dividends paid

	2021 US$m		2020 US$m		2019 US$m
Rio Tinto plc previous year final dividend payable	3,809		2,783		2,245
Rio Tinto plc previous year special dividend payable	1,146		—		3,032
Rio Tinto plc interim dividend payable	4,627		1,937		1,930
Rio Tinto plc interim special dividend payable	2,276		—		780
Rio Tinto Limited previous year final dividend payable	1,138		857		666
Rio Tinto Limited previous year special dividend payable	343		—		900
Rio Tinto Limited interim dividend payable	1,372		555		556
Rio Tinto Limited interim special dividend payable	674		—		225
Dividends payable during the year	15,385		6,132		10,334
Amount of unclaimed dividends during the year	(28)		—		—
Dividends paid during the year	15,357		6,132		10,334

Dividends per share: Ordinary - paid during the year	685.0	c	386.0	c	331.0	c
Dividends per share: Special - paid during the year	278.0	c	—		304.0	c
Ordinary dividends per share: proposed in the announcement of the results for the year	417.0	c	309.0	c	231.0	c
Special dividends per share: proposed in the announcement of the results for the year	62.0	c	93.0	c	—

Summary of dividends per share

	Dividends per share 2021		Dividends per share 2020		Dividends per share 2019
Rio Tinto plc previous year final (pence)	221.86	p	177.47	p	135.96	p
Rio Tinto plc previous year special (pence)	66.77	p	—		183.55	p
Rio Tinto plc interim (pence)	270.84	p	119.74	p	123.32	p
Rio Tinto plc interim special (pence)	133.26	p	—		49.82	p
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	397.48	c	349.74	c	250.89	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	119.63	c	—		338.70	c
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	509.42	c	216.47	c	219.08	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	250.64	c	—		88.50	c

Summary of number of shares dividend distributed

	Number of shares 2021 (millions)	Number of shares 2020 (millions)	Number of shares 2019 (millions)
Rio Tinto plc previous year final and special when paid	1,247.6	1,246.4	1,265.0
Rio Tinto plc interim final and special when paid	1,247.8	1,246.5	1,256.4
Rio Tinto Limited previous year final and special when paid	371.2	371.2	371.2
Rio Tinto Limited interim and special when paid	371.2	371.2	371.2